Investments: - Rocky Mountain transactions (Details) - Rocky Mountain	2 Months Ended	12 Months Ended
	Jan. 31, 1997 item	Dec. 31, 2012 USD ($) installment item
Rocky Mountain transactions
Number of long-term lease transactions | item	6
Percentage of undivided ownership interest	74.61%
Number of separate owner trusts to whom undivided interest was leased | item	6
Number of investors in ownership trusts | item	3
Term of lease as a percentage of the estimated useful life of the jointly owned utility plant	120.00%
Term of lease	30 years
Number of leases terminated prior to end of lease term | item		5
Percentage of leases which remained in place		10.00%
Basic rental payments due		$ 42,218,000
Purchase option price		112,000,000
Outstanding loan amount		$ 74,000,000
Percentage to be purchased under first option if financing cannot be arranged		49.00%
Maximum
Rocky Mountain transactions
Additional term of sublease		16 years
AIG Matched Funding Corp
Rocky Mountain transactions
Fund amount under payment undertaking agreement		$ 74,000,000
Fund amount under equity funding agreement		$ 37,928,000
Number of installments available to pay to the owner trust | installment		5